Goodwill and Intangible Assets - Changes in Goodwill for Each Reportable Segment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Goodwill [Roll Forward]
Beginning balance	$ 1,761	$ 1,692	$ 1,685
Acquisitions	0	89	12
Other adjustments	0	(20)	(5)
Ending balance	1,761	1,761	1,692
Recorded Music
Goodwill [Roll Forward]
Beginning balance	1,297	1,228	1,221
Acquisitions	0	89	12
Other adjustments	0	(20)	(5)
Ending balance	1,297	1,297	1,228
Music Publishing
Goodwill [Roll Forward]
Beginning balance	464	464	464
Acquisitions	0	0	0
Other adjustments	0	0	0
Ending balance	$ 464	$ 464	$ 464